Related parties	12 Months Ended
Dec. 31, 2018
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 35 Related parties

UBS defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Group Executive Board (GEB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the Board of Directors and all GEB members is included in the table below.

Remuneration of key management personnel
USD million, except where indicated	31.12.18	31.12.17	31.12.16
Base salaries and other cash payments[1]	27	25	25
Incentive awards – cash[2]	15	15	11
Annual incentive award under DCCP	22	22	22
Employer’s contributions to retirement benefit plans	3	3	3
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	40	40	42
Total	109	106	105
Total (CHF million)[4]	107	106	104
1 Includes role-based allowances in line with market practice in response to regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally 5 years. Refer to Note 30 for more information. In 2018, 2017 and 2016, equity-based compensation was entirely comprised of EOP awards. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2018: CHF / USD 0.98; 2017: CHF / USD 1.00; 2016: CHF / USD 0.99).

The independent members of the BoD do not have employment or service contracts with UBS, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to USD 7.6 million (CHF 7.4 million) in 2018, USD 7.1 million (CHF 7.1 million) in 2017 and USD 7.2 million (CHF 7.2 million) in 2016.

b) Equity holdings of key management personnel

Equity holdings of key management personnel
	31.12.18	31.12.17
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members[1]	0	398,867
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	5,954,967	3,709,539
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, 95,597 shares were held by close family members of key management personnel on 31 December 2018 and 31 December 2017. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2018 and 31 December 2017. Refer to Note 30 for more information. As of 31 December 2018, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and GEB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectibility nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2018	2017
Balance at the beginning of the year	42	42
Additions	15	2
Reductions	(22)	(1)
Balance at the end of the year[2]	34	42
Balance at the end of the year (CHF million)[2,3]	34	41
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for one GEB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018 and for two GEB members and one BoD member of USD 5,330,670 (CHF 5,196,294) as of 31 December 2017. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

d) Other related-party transactions with entities controlled by key management personnel

In 2018 and 2017, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2018, 31 December 2017 and 31 December 2016, there were no outstanding balances related to such transactions. Furthermore, in 2018 and 2017, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2018 and 2017, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
USD million	2018	2017
Carrying value at the beginning of the year	565	464
Additions	276	83
Reductions	(13)	(3)
Foreign currency translation	0	21
Carrying value at the end of the year	829	565
of which: unsecured loans	818	554

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.18	31.12.17
Payments to associates and joint ventures for goods and services received	177	180
Fees received for services provided to associates and joint ventures	4	2
Commitments and contingent liabilities to associates and joint ventures	4	4

Refer to Note 31 for an overview of investments in associates and joint ventures

UBS AG
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 35 Related parties

UBS AG defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS AG employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Executive Board (EB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the Board of Directors and all EB members is included in the table below.

Remuneration of key management personnel
USD million, except where indicated	31.12.18	31.12.17	31.12.16
Base salaries and other cash payments[1]	25	24	24
Incentive awards – cash[2]	14	13	10
Annual incentive award under DCCP	21	20	20
Employer’s contributions to retirement benefit plans	3	3	2
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	38	36	39
Total	102	98	98
Total (CHF million)[4]	100	98	97
1 Includes role-based allowances in line with market practice in response to regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally 5 years. Refer to Note 30 for more information. In 2018, 2017 and 2016, equity-based compensation was entirely comprised of EOP awards. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2018: CHF / USD 0.98; 2017: CHF / USD 1.00; 2016: CHF / USD 0.99).

The independent members of the BoD do not have employment or service contracts with UBS AG, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to USD 7.6 million (CHF 7.4 million) in 2018, USD 7.1 million (CHF 7.1 million) in 2017 and USD 7.2 million (CHF 7.2 million) in 2016.

b) Equity holdings of key management personnel

Equity holdings of key management personnel
	31.12.18	31.12.17
Number of stock options from equity participation plans held by non-independent members of the BoD and the EB members[1]	0	398,867
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	5,676,989	3,709,539
1 Refer to Note 30 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, 95,597 shares were held by close family members of key management personnel on 31 December 2018 and 31 December 2017. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2018 and 31 December 2017. Refer to Note 30 for more information. As of 31 December 2018, no member of the BoD or EB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and EB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectibility nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2018	2017
Balance at the beginning of the year	34	34
Additions	15	2
Reductions	(22)	(1)
Balance at the end of the year[2]	28	35
Balance at the end of the year (CHF million)[2,3]	27	34
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for one EB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018 and for two EB and one BoD member of USD 5,330,670 (CHF 5,196,294) as of 31 December 2017. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

d) Other related-party transactions with entities controlled by key management personnel

In 2018 and 2017, UBS AG did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS AG’s key management personnel or their close family members and as of 31 December 2018, 31 December 2017 and 31 December 2016, there were no outstanding balances related to such transactions. Furthermore, in 2018 and 2017, entities controlled by key management personnel did not sell any goods or provide any services to UBS AG, and therefore did not receive any fees from UBS AG. UBS AG also did not provide services to such entities in 2018 and 2017, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
USD million	2018	2017
Carrying value at the beginning of the year	565	464
Additions	276	83
Reductions	(13)	(3)
Foreign currency translation	0	21
Carrying value at the end of the year	829	565
of which: unsecured loans	818	554

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.18	31.12.17
Payments to associates and joint ventures for goods and services received	177	180
Fees received for services provided to associates and joint ventures	4	2
Commitments and contingent liabilities to associates and joint ventures	4	4

Refer to Note 31 for an overview of investments in associates and joint ventures

f) Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG

USD million	31.12.18	31.12.17
Receivables
Loans and advances to customers	1,161	2,208
Financial assets at fair value held for trading	139	101
Other financial assets measured at amortized cost	105	116
Payables
Customer deposits	2,152	3,489
Funding from UBS Group AG and its subsidiaries	41,202	35,648
Other financial liabilities measured at amortized cost	1,711	1,587